Stockholders’ Equity/(Deficit) - Part 1 (Details)							1 Months Ended			6 Months Ended		12 Months Ended
	Apr. 01, 2025 shares	Nov. 25, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares	Jul. 01, 2024 USD ($)	May 14, 2024	Oct. 31, 2023 $ / shares shares	Aug. 31, 2024 USD ($)	Jul. 31, 2024 $ / shares shares	Apr. 30, 2024 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 24, 2025 $ / shares shares	May 24, 2025 $ / shares	May 01, 2025 $ / shares shares	Mar. 24, 2025 $ / shares shares	Nov. 21, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Jul. 27, 2024 shares	Apr. 01, 2024 shares	Oct. 30, 2023 shares
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Reverse stock split					0.0057
Underwriting discounts and commission (in Dollars) | $											$ 92,326		$ 262,896
Proceeds from Issuance of Warrants (in Dollars) | $												$ 1,397,998
Payment for underwriting discounts and commission (in Dollars) | $		$ 127,000
Percentage of beneficially own							9.99%					9.99%
Percentage of election of the holder							9.99%					9.99%
Warrants converted									507,394
Accounts receivable factoring arrangement (in Dollars) | $			$ 329,633	$ 299,667			$ 399,667
Warrants issued										2,304,327		796,176				116,263
Common stock, shares authorized						10,000,000				490,000,000		490,000,000										3,000,000
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Dividends declared (in Dollars per share) | $ / shares
Convertible Whiskey Special Ops Two Thousand Twenty Three Notes [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Convertible promissory notes converted		2,399,090										2,399,090
May Two Thousand Twenty Four And July Two Thousand Twenty Four Factoring Agreements [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Warrants converted		66,549										66,549
Accounts receivable factoring arrangement (in Dollars) | $		$ 399,667										$ 399,667
July Two Thousand Twenty Four Accounts Receivable Factoring Arrangement [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Accounts receivable factoring arrangement (in Dollars) | $		$ 250,000										$ 250,000
2022 and 2023 Convertible Promissory Notes [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Warrants converted												507,394
Common Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares										$ 5		$ 5
Common warrants to purchase shares of common stock	884,159	382,205										382,205
Class of warrant exercise price (in Dollars per share) | $ / shares		$ 0.01
Class of warrant, price per warrant (in Dollars per share) | $ / shares		$ 3.99
Warrants term		5 years
Percentage of beneficially own		4.99%
Percentage of election of the holder		9.99%
Warrants converted
Common Warrants, Private Placement [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Proceeds from Issuance of Warrants (in Dollars) | $		$ 1,397,998
Prepaid Warrants [Member] | 2022 and 2023 Convertible Notes [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Warrants converted		507,394
Prepaid Warrants [Member] | Convertible Whiskey Special Ops Two Thousand Twenty Three Notes [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Warrants converted		546,927
Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																			$ 6
Related warrants share										1,527,820
Warrants issued												796,176	116,928
Warrant [Member] | May Two Thousand Twenty Four And July Two Thousand Twenty Four Factoring Agreements [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares		$ 4										$ 4
Related warrants share		24,978										24,978
Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Common warrants to purchase shares of common stock
Warrants converted												546,927
Prepaid Warrants [Member] | Convertible Whiskey Special Ops Two Thousand Twenty Three Notes [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Warrants converted												546,927
Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Convertible promissory notes converted										20,737,012
Common stock, shares authorized						9,500,000								490,000,000							69,500,000
Common stock. number of votes entitled						1				1
Common Stock [Member] | 2022 and 2023 Convertible Notes [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Convertible promissory notes converted										3,312,148
Common Stock [Member] | Convertible Notes [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Convertible promissory notes converted												3,312,148
Common Stock [Member] | Warrant [Member] | July Two Thousand Twenty Four Accounts Receivable Factoring Arrangement [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares		$ 4										$ 4
Warrants converted		15,625										15,625
Founders of Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Common stock, shares authorized						500,000															500,000
Common stock. number of votes entitled						4				4
Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Accounts receivable factoring arrangement (in Dollars) | $				$ 299,667
Warrants issued																75,702
Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares												$ 5
Related Party [Member] | Warrant [Member] | May Two Thousand Twenty Four And July Two Thousand Twenty Four Factoring Agreements [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Related warrants share		16,667										16,667
Related Party [Member] | Common Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares			$ 5					$ 5
Warrants converted		6,250						5,000
Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares		$ 8														$ 4
Warrants issued																			93,789
Series A Preferred Stock [Member] | May Two Thousand Twenty Four And July Two Thousand Twenty Four Factoring Agreements [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Convertible promissory notes converted		44,291										44,291
Series A Preferred Stock [Member] | July Two Thousand Twenty Four Accounts Receivable Factoring Arrangement [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Convertible promissory notes converted		27,700										27,700
Series A Preferred Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																			$ 6
Series A Preferred Stock [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 295
Series A Preferred Stock [Member] | Related Party [Member] | May Two Thousand Twenty Four And July Two Thousand Twenty Four Factoring Agreements [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Convertible promissory notes converted		29,661										29,661
Accounts receivable factoring arrangement (in Dollars) | $		$ 266,667										$ 266,667
Series A Preferred Stock [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																			6
IPO [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Number of shares sold		1,687,500
Stock price (in Dollars per share) | $ / shares		$ 4										$ 4							5
Proceeds from issuance initial public offering (in Dollars) | $		$ 5,960,000
Underwriting discounts and commission (in Dollars) | $		$ 790,000
IPO [Member] | 2022 and 2023 Convertible Notes [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Convertible promissory notes converted		3,312,148
IPO [Member] | Convertible Notes [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Convertible promissory notes converted									3,312,148
IPO [Member] | Underwriter Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares		$ 4
Warrants issued		97,034																		84,377
IPO [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Number of shares sold		1,687,500
Class of warrant exercise price (in Dollars per share) | $ / shares		$ 8
IPO [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Warrants issued												60,563
IPO [Member] | Series A Preferred Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares												$ 5							5
IPO [Member] | Series A Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																			$ 6
Over-Allotment Option [Member] | Underwriter Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 1 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares		$ 4													$ 4		$ 4	$ 4
Warrants issued		84,377															97,034	84,377